Intangible Assets - Schedule of Amortization Expenses Recorded for Identified Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses		$ 3,543	$ 3,202
Exclusivity right [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses			99
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses		1,842	1,842
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses		1,057	1,053
IP [Member]
Finite-Lived Intangible Assets [Line Items]
Total amortization expenses	[1]	$ 644	$ 208

[1]	In 2024, an amount of $161 was capitalized to inventory and included in the cost of revenues.